Capital and financial risk management - Hedged Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedges | Pre-hedging of long-term interest rate
Hedging instruments
Balance in cash flow hedge reserve for continuing hedges	£ (133)	£ (150)
Cash flow hedges | Transactional FX forecast exposure
Hedging instruments
Hedged item, carrying amount	437
Balance in cash flow hedge reserve for continuing hedges	(7)
Fair value hedges | Bonds
Hedging instruments
Hedged item, carrying amount	(3,131)	(2,078)
Accumulated fair value adjustments	109	122
Change in value used for calculating hedge ineffectiveness	109	122
Net investment hedges | Net assets in foreign currency
Hedging instruments
Hedged item, carrying amount	3,571	2,791
Accumulated fair value adjustments	(77)	140
Change in value used for calculating hedge ineffectiveness	£ (77)	£ 140